UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-21529

The Gabelli Global Utility & Income Trust
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Utility & Income Trust First Quarter Report — March 31, 2014
Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) total return of The Gabelli Global Utility & Income Trust (the “Fund”) was 2.7%, compared with a total return of 10.1% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 0.7%. The Fund’s NAV per share was $22.65, while the price of the publicly traded shares closed at $19.88 on the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	2.67%	15.03%	9.84%	15.08%	8.54%
Investment Total Return (c)	0.72	4.32	7.33	16.30	7.10
S&P 500 Utilities Index	10.09	10.28	13.79	14.90	10.21
Lipper Utility Fund Average	7.15	14.93	13.99	17.75	11.16
S&P 500 Index	1.81	21.86	14.66	21.16	7.57

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for right offerings and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

The Gabelli Global Utility & Income Trust

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 83.6%
	ENERGY AND UTILITIES — 40.1%
	Alternative Energy — 0.1%
	U.S. Companies
6,500	Ormat Technologies Inc.	$195,065

	Electric Transmission and Distribution — 1.7%
	Non U.S. Companies
6,000	Algonquin Power & Utilities Corp.	42,334
13,000	Fortis Inc.	370,656
8,775	National Grid plc, ADR	603,193
5,000	Red Electrica Corporacion SA	406,409

	U.S. Companies
3,000	Consolidated Edison Inc.	160,950
38,000	Pepco Holdings Inc.	778,240
7,000	Twin Disc Inc.	184,380

		2,546,162

	Integrated — 24.7%
	Non U.S. Companies
150,000	A2A SpA	194,456
8,000	Areva SA†	203,893
12,000	BP plc, ADR	577,200
9,000	Chubu Electric Power Co. Inc.†	105,944
152,000	Datang International Power Generation Co. Ltd., Cl. H.	55,458
1,400	E.ON SE	27,369
8,000	E.ON SE, ADR	156,400
9,760	EDP - Energias de Portugal SA, ADR	453,547
10,000	Electric Power Development Co. Ltd.	282,420
5,500	Emera Inc.	171,194
8,000	Endesa SA	287,930
74,000	Enel SpA	418,797
28,000	Enersis SA, ADR	434,840
1,000	Eni SpA	25,087
217,100	Hera SpA	634,069
18,000	Hokkaido Electric Power Co. Inc.†	152,071
18,000	Hokuriku Electric Power Co.	233,513
17,000	Huaneng Power International Inc., ADR	651,270
97,625	Iberdrola SA	682,690
5,000	Iberdrola SA, ADR	140,600
34,000	Korea Electric Power Corp., ADR†	583,780
17,000	Kyushu Electric Power Co. Inc.†	207,857
10,000	Shikoku Electric Power Co. Inc.†	135,639
5,000	Talisman Energy Inc.	49,900
10,000	The Chugoku Electric Power Co. Inc.	139,418
19,000	The Kansai Electric Power Co. Inc.†	194,943
10,000	Tohoku Electric Power Co. Inc.	103,086
2,500	Verbund AG	51,421

	U.S. Companies
2,000	ALLETE Inc.	104,840

Shares		Market Value
21,000	Ameren Corp.	$865,200
30,000	American Electric Power Co. Inc.	1,519,800
1,500	Avista Corp.	45,975
6,000	Black Hills Corp.	345,900
500	Cleco Corp.	25,290
500	CMS Energy Corp.	14,640
10,000	Dominion Resources Inc.	709,900
23,000	Duke Energy Corp.(a)	1,638,060
4,000	El Paso Electric Co.	142,920
3,034	FirstEnergy Corp.	103,247
35,000	Great Plains Energy Inc.	946,400
22,000	Hawaiian Electric Industries Inc.	559,240
29,500	Integrys Energy Group Inc.	1,759,675
17,000	MGE Energy Inc.	666,910
14,000	NextEra Energy Inc.	1,338,680
45,000	NiSource Inc.	1,598,850
48,000	Northeast Utilities(a)	2,184,000
13,000	NorthWestern Corp.	616,590
39,000	OGE Energy Corp.	1,433,640
14,000	Otter Tail Corp.	431,060
1,000	PG&E Corp.	43,200
15,000	Pinnacle West Capital Corp.	819,900
4,200	PPL Corp.	139,188
29,000	Public Service Enterprise Group Inc.	1,106,060
18,000	SCANA Corp.	923,760
2,000	TECO Energy Inc.	34,300
38,000	The AES Corp.	542,640
2,000	The Empire District Electric Co.	48,640
40,000	The Southern Co.	1,757,600
50,614	UNS Energy Corp.	3,038,358
15,000	Vectren Corp.	590,850
37,000	Westar Energy Inc.	1,300,920
9,000	Wisconsin Energy Corp.	418,950
32,000	Xcel Energy Inc.	971,520

		36,141,495

	Natural Gas Integrated — 3.4%
	Non U.S. Companies
80,000	Snam SpA	468,403

	U.S. Companies
2,000	Anadarko Petroleum Corp.	169,520
2,600	Apache Corp.	215,670
12,000	CONSOL Energy Inc.	479,400
1,000	Energen Corp.	80,810
13,000	Kinder Morgan Inc.	422,370
25,000	National Fuel Gas Co.	1,751,000
4,000	ONEOK Inc.	237,000
30,000	Spectra Energy Corp.	1,108,200

		4,932,373

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Utilities — 1.8%
	Non U.S. Companies
1,500	Enagas SA	$45,618
1,890	GDF Suez	51,711
9,954	GDF Suez, ADR	272,142

	U.S. Companies
16,764	AGL Resources Inc.	820,765
10,000	Atmos Energy Corp.	471,300
1,800	Chesapeake Utilities Corp.	113,688
1,000	ONE Gas Inc.†	35,930
4,500	Piedmont Natural Gas Co. Inc.	159,255
8,000	Southwest Gas Corp.	427,600
4,500	The Laclede Group Inc.	212,175

		2,610,184

	Oil — 1.2%
	Non U.S. Companies
1,000	Niko Resources Ltd.†	1,945
1,000	PetroChina Co. Ltd., ADR	108,500
12,000	Petroleo Brasileiro SA, ADR	157,800
9,000	Royal Dutch Shell plc, Cl. A, ADR	657,540

	U.S. Companies
10,000	Atlas Resource Partners LP	208,900
2,000	Chevron Corp.	237,820
2,000	ConocoPhillips	140,700
3,000	Devon Energy Corp.	200,790
1,000	Exxon Mobil Corp.	97,680

		1,811,675

	Services — 2.0%
	Non U.S. Companies
10,000	ABB Ltd., ADR	257,900
115,000	Weatherford International Ltd.†	1,996,400

	U.S. Companies
10,000	AZZ Inc.	446,800
200	Donaldson Co. Inc.	8,480
3,500	Halliburton Co.	206,115

		2,915,695

	Water — 3.4%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	65,900
115,000	Severn Trent plc	3,495,074
37,090	United Utilities Group plc	487,253

	U.S. Companies
10,000	Aqua America Inc.	250,700
5,400	California Water Service Group	129,276
4,000	Middlesex Water Co.	87,280

Shares		Market Value
16,000	SJW Corp.	$472,960

		4,988,443

	Diversified Industrial — 1.4%
	Non U.S. Companies
9,000	Bouygues SA	375,377
15,800	Jardine Matheson Holdings Ltd.	996,664
17,000	Jardine Strategic Holdings Ltd.	609,620

		1,981,661

	Environmental Services — 0.2%
	Non U.S. Companies
500	Suez Environnement Co.	10,157
12,000	Veolia Environnement SA	237,398

		247,555

	Independent Power Producers and Energy Traders — 0.2%
	U.S. Companies
9,000	NRG Energy Inc.	286,200

	TOTAL ENERGY AND UTILITIES	58,656,508

	COMMUNICATIONS — 27.9%
	Cable and Satellite — 9.4%
	Non U.S. Companies
35,000	British Sky Broadcasting Group plc	532,734
10,000	Cogeco Inc.	495,703
59,000	Rogers Communications Inc., Cl. B	2,444,960
380,000	Sky Deutschland AG†	3,277,171

	U.S. Companies
120,000	Cablevision Systems Corp., Cl. A	2,024,400
400	Charter Communications Inc., Cl. A†	49,280
13,000	Comcast Corp., Cl. A, Special	633,880
19,000	DIRECTV†	1,451,980
26,500	DISH Network Corp., Cl. A†	1,648,565
6,000	EchoStar Corp., Cl. A†	285,360
4,500	Liberty Global plc, Cl. A†	187,200
13,500	Liberty Global plc, Cl. C†	549,585
1,000	Time Warner Cable Inc.	137,180

		13,717,998

	Telecommunications — 13.4%
	Non U.S. Companies
40,000	BCE Inc.	1,725,600
13,000	Belgacom SA	407,084
2,102	Bell Aliant Inc.(b)	51,398
898	Bell Aliant Inc.	21,965
24,000	BT Group plc, ADR	1,532,400
38,000	Deutsche Telekom AG, ADR	616,360
29,651	Global Telecom Holding, GDR†(c)	98,382
1,375,000	Koninklijke KPN NV†	4,858,825
15,000	Koninklijke KPN NV, ADR	53,400

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
	Non U.S. Companies (Continued)
9,000	Manitoba Telecom Services Inc.	$246,839
5,000	Orange SA, ADR	73,450
29,651	Orascom Telecom Media and Technology Holding SAE, GDR(b)	26,211
105,000	Portugal Telecom SGPS SA	446,547
1,200	Swisscom AG	737,062
1,000	Swisscom AG, ADR	61,440
20,000	Telecom Italia SpA	23,586
9,300	Telefonica Brasil SA, ADR	197,532
39,300	Telefonica Deutschland Holding AG	313,265
49,263	Telefonica SA, ADR	777,863
30,000	Telekom Austria AG	298,235
23,000	Telenet Group Holding NV	1,417,795
16,000	VimpelCom Ltd., ADR	144,480

	U.S. Companies
27,000	AT&T Inc.	946,890
46,000	CenturyLink Inc.	1,510,640
60,000	Cincinnati Bell Inc.†	207,600
12,000	Level 3 Communications Inc.†	469,680
31,845	Sprint Corp.†	292,656
1,000	T-Mobile US Inc.	33,030
41,725	Verizon Communications Inc.	1,984,858

		19,575,073

	Wireless Communications — 5.1%
	Non U.S. Companies
1,000	America Movil SAB de CV, Cl. L, ADR	19,880
2,500,000	Cable & Wireless Communications plc	2,192,288
30,800	Millicom International Cellular SA, SDR	3,138,390
4,000	Mobile TeleSystems OJSC, ADR	69,960
2,000	SK Telecom Co. Ltd., ADR	45,140
11,000	Turkcell Iletisim Hizmetleri A/S, ADR†	151,470
39,000	Vodafone Group plc, ADR	1,435,590

	U.S. Companies
80,000	NII Holdings Inc.†	95,200
7,500	United States Cellular Corp.	307,575

		7,455,493

	TOTAL COMMUNICATIONS	40,748,564

	OTHER — 15.6%
	Aerospace — 1.3%
	Non U.S. Companies
4,000	European Aeronautic Defence and Space Co. NV	286,498
90,000	Rolls-Royce Holdings plc	1,611,457

		1,897,955

Shares		Market Value
	Automotive — 0.1%
	Non U.S. Companies
4,000	Scania AB, Cl. A	$117,671

	Building and Construction — 0.0%
	Non U.S. Companies
500	Acciona SA	43,286

	Business Services — 0.7%
	Non U.S. Companies
4,000	Sistema JSFC, GDR(c)	90,040

	U.S. Companies
23,700	Diebold Inc.	945,393

		1,035,433

	Computer Software and Services — 0.2%
	U.S. Companies
500	Apple Inc.	268,370

	Electronics — 1.2%
	Non U.S. Companies
90,000	Sony Corp., ADR	1,720,800

	Entertainment — 2.4%
	Non U.S. Companies
22,000	Grupo Televisa SAB, ADR	732,380
100,000	Vivendi SA	2,785,623

		3,518,003

	Financial Services — 1.1%
	Non U.S. Companies
15,000	Kinnevik Investment AB, Cl. A	554,362

	U.S. Companies
1,000	M&T Bank Corp.	121,300
8,000	National Interstate Corp.	214,480
15,000	The Hartford Financial Services Group Inc.	529,050
1,000	The PNC Financial Services Group Inc.	87,000
1,000	UGI Corp.	45,610

		1,551,802

	Food and Beverage — 5.5%
	Non U.S. Companies
22,000	Cott Corp.	186,340
40,000	Davide Campari-Milano SpA	327,882
1,000	Diageo plc	31,025
6,000	Diageo plc, ADR	747,540
4,500	Heineken NV	313,197
13,900	Nestlé SA	1,046,372
1,900	Pernod Ricard SA	221,183

	U.S. Companies
60,000	Beam Inc.	4,998,000

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Food and Beverage (Continued)
	U.S. Companies (Continued)
4,000	General Mills Inc.	$207,280

		8,078,819

	Health Care — 0.8%
	U.S. Companies
10,000	Johnson & Johnson	982,300
4,000	Owens & Minor Inc.	140,120

		1,122,420

	Hotels and Gaming — 0.4%
	Non U.S. Companies
108,000	Genting Singapore plc	114,620
175,000	Mandarin Oriental International Ltd.	305,375

	U.S. Companies
5,000	Ryman Hospitality Properties Inc.	212,600

		632,595

	Machinery — 0.2%
	U.S. Companies
6,000	Xylem Inc.	218,520

	Metals and Mining — 0.5%
	Non U.S. Companies
6,200	Compania de Minas Buenaventura SA, ADR	77,934

	U.S. Companies
4,000	Ampco-Pittsburgh Corp.	75,480
33,000	Peabody Energy Corp.	539,220

		692,634

	Real Estate — 0.2%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	245,100
344	Brookfield Property Partners LP	6,433

		251,533

	Retail — 0.1%
	U.S. Companies
5,000	Safeway Inc.	184,700

	Specialty Chemicals — 0.6%
	Non U.S. Companies
120,000	AZ Electronic Materials SA	805,828

	U.S. Companies
1,200	International Flavors & Fragrances Inc.	114,804

		920,632

Shares		Market Value
	Transportation — 0.3%
	U.S. Companies
7,000	GATX Corp.	$475,160

	TOTAL OTHER	22,730,333

	TOTAL COMMON STOCKS	122,135,405

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	U.S. Companies
1,600	Cincinnati Bell Inc.,
	6.750%, Ser. B	72,512

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Wireless Communications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 08/04/16†(b)	31,833

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.4%
	OTHER — 0.4%
	Building and Construction — 0.4%
	U.S. Companies
$ 500,000	Layne Christensen Co.
	4.250%, 11/15/18(b)	522,500

	U.S. GOVERNMENT OBLIGATIONS — 16.0%
23,309,000	U.S. Treasury Bills,
	0.055% to 0.100%††,
	04/24/14 to 09/11/14(d)	23,308,136

	TOTAL INVESTMENTS — 100.0%
	(Cost $120,599,949)	$146,070,386

		Value

	Aggregate tax cost	$120,726,352

	Gross unrealized appreciation	$28,414,518
	Gross unrealized depreciation	(3,070,484)

	Net unrealized appreciation/depreciation	$25,344,034

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Principal Amount		Settlement Date	Unrealized Appreciation/ Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS
1,000,000(e)	Deliver British Pounds in exchange for United States Dollars 1,666,837(f)	04/25/14	$(8,705)
11,000,000(g)	Deliver Euros in exchange for United States Dollars 15,153,356(f)	04/25/14	18,417

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		$9,712

Notional Amount		Termination Date
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS
$ 1,783,055	Rolls-Royce Holdings plc(h)	06/27/14	$7,191

(100,000 Shares)

(a)	Securities, or a portion thereof, with a value of $1,050,480, were reserved and/or pledged with the custodian for forward foreign exchange contracts and equity contract for difference swap agreements.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of Rule 144A securities amounted to $631,942 or 0.43% of total investments.

(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2014, the market value of Regulation S securities amounted to $188,422 or 0.13% of total investments, which were valued as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/14 Carrying Value Per Share
29,651	Global Telecom Holding, GDR	12/01/08	$111,809	$3.3180
4,000	Sistema JSFC, GDR	09/05/06	95,619	22.5100
(d)	At March 31, 2014, $22,459,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements and forward foreign exchange contracts.
(e)	Principal amount denoted in British Pounds.
(f)	At March 31, 2014, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(g)	Principal amount denoted in Euros.
(h)	At March 31, 2014, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	63.0%	$92,017,231
Europe	31.1	45,496,178
Asia/Pacific	2.4	3,470,427
Japan	2.2	3,275,690
Latin America	1.2	1,686,266
Africa/Middle East	0.1	124,594

Total Investments	100.0%	$146,070,386

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of

March 31, 2014 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 03/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$122,135,405	—	$122,135,405
Convertible Preferred Stock (a)	72,512	—	72,512
Warrants (a)	—	$31,833	31,833
Convertible Corporate Bonds (a)	—	522,500	522,500
U.S. Government Obligations	—	23,308,136	23,308,136

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$122,207,917	$23,862,469	$146,070,386

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
Contract for Difference Swap Agreements	$—	$7,191	$7,191
Forward Foreign Exchange Contracts	—	18,417	18,417
LIABILITIES (Unrealized Depreciation):
Forward Foreign Exchange Contracts	—	(8,705)	(8,705)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$16,903	$16,903

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2014 are reflected within the Schedule of Investments and further details are as follows:

			Termination	Net Unrealized
Notional Amount	Equity Security Received	Interest Rate/Equity Security Paid	Date	Appreciation
	Market Value	One month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$1,783,055 (100,000 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	6/27/14	$7,191

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at March 31, 2014 are presented within the Schedule of Investments.

The following table summarizes the net unrealized appreciation/(depreciation) of derivatives held at March 31, 2014 by primary risk exposure:

Asset Derivatives:	Net Unrealized Appreciation/ Depreciation

Equity Contracts	$ 7,191
Forward Foreign Exchange Contracts	18,417

Total	$25,608

Liability Derivatives:

Forward Foreign Exchange Contracts	$ (8,705)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Salvatore M. Salibello, CPA

Partner,

BDO Seidman, LLP

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President

Adam E. Tokar

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate,

Meagher & Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company,

N.A.

GLU Q1/2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/16/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/16/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/16/2014

* Print the name and title of each signing officer under his or her signature.